FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 12. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2025 and 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
December 31, 2025	Level	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Convertible Notes	3	—	—	$1,146,236
Forward Purchase Agreement liabilities	3	—	—	95,662
Derivative liability	3	—	—	$40,954

Convertible Notes

As discussed in Note 7 - Convertible Notes, the February 2025 Convertible Debentures are classified and accounted for as a financial liability which is measured at fair value on a recurring basis (one of the instruments is accounted for at fair value on a recurring basis under ASC 480-10, as a derivative instrument under ASC 815).

The financial liabilities are valued under a Monte Carlo Model. The estimated fair value of the financial liabilities component is determined using Level 3 inputs. Inherent in the pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate.

The key inputs of the models used to value the Company’s February 2025 Convertible Debentures as of December 31, 2025 were:

Inputs	December 31, 2025
Term remaining - years	0.13
Share price	0.13
Debt rate	12.49%

The change in the fair value of the convertible notes measured using Level 3 inputs is summarized as follow:

February Notes
Balance, December 31, 2024	$—
Fair value at issuance	3,000,000
Paid-in-kind interest	217,438
OID amortized	711,996
Repayment of Note	(3,032,645)
Change in fair value	249,447
Balance, December 31, 2025	$1,146,236

Forward purchase agreement liabilities

As discussed in Note 9 - Commitment and Contingencies, the forward purchase agreement liabilities are classified and accounted for as financial liabilities which will be measured at fair value on a recurring basis.

The forward purchase agreements liabilities are valued under a Probability Weighted Expected Return Model (“PWERM”) which fair values repayable capital investment and uses a Black Scholes Model that fair values the conversion features within the convertible debt. The PWERM is a multistep process in which value is estimated based on the probability-weighted present value of various future outcomes. The estimated fair value of the forward purchase agreements liabilities are determined using Level 3 inputs. Inherent in the pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. There were no draws for the year ended December 31, 2025; therefore, no valuation was required.

The change in the fair value of the forward purchase agreement liabilities measured using Level 3 inputs is summarized as follows:

Forward purchase agreement liabilities - ELOC Agreement

Balance, December 31, 2024	$-
Assumed in Reverse Recapitalization	49,034
Change in fair value	(39,133)
Termination of agreement	(9,901)
Forward purchase agreement at December 31, 2025	$-

Forward purchase agreement liabilities - Second ELOC Agreement

Balance, December 31, 2024	$-
Initial recognition of liability	95,062
Change in fair value	600
Forward purchase agreement liability at December 31, 2025	$95,662

Derivative liability

As discussed in Note 7 - Convertible Notes, the Company accounted for the August 2025 Notes under ASC 470 and ASC 815 and concluded that bifurcation of multiple embedded features was necessary under ASC 815-15-25-1. As a result, the Company separately accounted for as a single compound derivative. The initial fair value of the derivative liability at issuance was $4,101,583 and estimated using a Monte Carlo Model. For the year ended December 31, 2025, change in fair value of the derivative liability of $75,482 was recorded as an income on the consolidated statements of operations. At December 31, 2025, the fair value of the derivative of $40,954 was included in derivative liability on the accompanying 2025 consolidated balance sheet.

The key inputs of the models used to value the Company’s derivative liability as of December 31, 2025 were:

Inputs	December 31, 2025
Term Remaining - Years	0.14 - 0.39
Share Price	$0.10- $0.42
Risk Free Rate	3.52% - 3.92%

The change in the fair value of the derivative liability measured using Level 3 inputs is summarized as follows

For the Year ended
December 31, 2025
Balance, December 31, 2024	$-
Initial recognition	4,101,583
Conversion of shares	(3,985,147)
Change in fair value	(75,482)
Derivative liability at December 31, 2025	$40,954